Cash, cash equivalents and time deposits - Additional Information (Details) $ / shares in Units, ¥ in Thousands, $ in Millions			1 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	May 31, 2024 CNY (¥)	May 31, 2024 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Jul. 31, 2024 $ / shares	Jun. 30, 2024 $ / shares
Disclosure of cash and time deposits [Line Items]
Purchase of right-of-use assets					¥ 27,900	¥ 13,500	¥ 59,200	¥ 23,200	¥ 6,600
Cancellation of treasury shares	¥ 151,700
Exercise of warrants to subscribe								111,086	79,512
Deemed distribution to a preferred shareholder								32,767
Par value per share | $ / shares										$ 0.00001
Subscription received from shareholder			¥ 23,300	$ 3.3
Cancellation of other financial instrument reflected in increase of other reserve						4,526	4,500
Cancellation of other financial instrument reflected in decrease of other reserve							27,800
Transferred inventory to property and equipment					28,600	¥ 0	50,300
Accrued commission and other listing expenses relating to IPO		¥ 16,200
Other property, plant and equipment					¥ 28,800		¥ 5,200
Ordinary shares [member]
Disclosure of cash and time deposits [Line Items]
Par value per share | $ / shares										$ 0.00001	$ 4.53
Non redeemable preferred shares transferred to ordinary share		15
Preference shares [member]
Disclosure of cash and time deposits [Line Items]
Par value per share | $ / shares				$ 4.658
Redemption of preferred shares		¥ 8,648,900
Preference shares [member] | Bottom of range [member]
Disclosure of cash and time deposits [Line Items]
Number of preference share subscribed | shares				429,369
Preference shares [member] | Top of range [member]
Disclosure of cash and time deposits [Line Items]
Number of preference share subscribed | shares				1,133,534
Convertible redeemable preferred shares [member]
Disclosure of cash and time deposits [Line Items]
Exercise of warrants to subscribe								¥ 111,100	¥ 252,500